UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C. 20549

                        FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Concord Asset Management, LLC
Address: 150 South Wacker Drive, Suite 3200, Chicago, IL 60606
Form 13F File Number: 028-10666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: W. Richard Mason
Title: Corporate Counsel
Phone: 480-443-9537

Signature, Place, and Date of Signing

(signature)

W. Richard Mason
Madison Affiliated Companies Legal and Compliance Dept.
Scottsdale, Arizona
April 9, 2013

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary Page

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 54
Form 13F Information Table Value Total: $250,961(thousands)

List of Other Included Managers: None

                                                            FORM 13F INFORMATION TABLE

                                                    VALUE   SHARES/  SH/ PUT/ INVSTMT   OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE       CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MANAGERS SOLE   SHARED   NONE
------------------------------ ---------- -------- -------- -------- --- ---- ------- -------- ------ -------- ------
Apache Corp.                   COM        037411105     3914    50732 SH       Sole            50732
Apple Computers                COM        037833100     5736    12957 SH       Sole            12957
BP PLC-Sponsored ADR           ADR        055622104      336     7943 SH       Sole             7943
Beam                           COM        073730103      435     6850 SH       Sole             6850
Becton Dickinson & Co.         COM        075887109     7752    81079 SH       Sole            81079
Berkshire Hathaway Class B     COM        084670702     8671    83217 SH       Sole            83217
CME Group Inc                  COM        12572Q105      259     4225 SH       Sole             4225
CSX Corp                       COM        126408103     4249   172510 SH       Sole           172510
Caterpillar Inc                COM        149123101     6131    70501 SH       Sole            70501
ChevronTexaco Corp             COM        166764100      565     4756 SH       Sole             4756
Church & Dwight Co., Inc.      COM        171340102      504     7800 SH       Sole             7800
Cnooc LTD ADR                  ADR        126132109      450     2350 SH       Sole             2350
Coca Cola Co.                  COM        191216100     7857   194297 SH       Sole           194297
Colgate Palmolive Co           COM        194162103     8721    73888 SH       Sole            73888
Danaher Corporation            COM        235851102     9815   157919 SH       Sole           157699
Discovery Communications       COM        25470F302     8626   124050 SH       Sole           124050
EMC Corp.                      COM        268648102     7275   304516 SH       Sole           304516
Eli Lilly Co Inc               COM        532457108      319     5622 SH       Sole             5622
Exxon Mobil Corporation        COM        30231G102     8529    94646 SH       Sole            94646
Fomento Economico Mexico S.A.B ADR        344419106     8917    78562 SH       Sole            78562
General Mills, Inc.            COM        370334104      459     9300 SH       Sole             9300
Google                         COM        38259P508     9339    11759 SH       Sole            11759
International Business Machine COM        459200101     8460    39662 SH       Sole            39662
JP Morgan Chase & Co.          COM        46625H100      343     7218 SH       Sole             7218
Johnson & Johnson              COM        478160104     7485    91811 SH       Sole            91811
Lowe's Companies               COM        548661107     8374   220830 SH       Sole           220830
Metlife, Inc.                  COM        59156R108     7772   204425 SH       Sole           204425
Mondelez International         COM        609207105     9053   295663 SH       Sole           295663
Monsanto Co                    COM        61166W101      275     2600 SH       Sole             2600
Nestle SA - Spons ADR          ADR        641069406     7617   105100 SH       Sole           105100
Novartis AG-ADR                ADR        66987V109     6824    95794 SH       Sole            95794
Oracle Corp.                   COM        68389X105     5130   158682 SH       Sole           158682
Pepsico                        COM        713448108      334     4224 SH       Sole             4224
PetSmart                       COM        716768106     6587   106075 SH       Sole           106075
Procter & Gamble               COM        742718109      304     3943 SH       Sole             3943
Qualcomm Inc.                  COM        747525103     7819   116799 SH       Sole           116799
Schlumberger, Ltd.             COM        806857108     6178    82488 SH       Sole            82488
Schwab (Charles) Corp.         COM        808513105     9672   546755 SH       Sole           546755
Seagate Technology             COM        G7945M107      277     7580 SH       Sole             7580
Standard & Poor's Depository R COM        78462F103      367     2340 SH       Sole             2340
Starbucks Corporation          COM        855244109      458     8050 SH       Sole             8050
Target Corp.                   COM        87612E106     9683   141463 SH       Sole           141463
Unilever N.V.                  COM        904784709      255     6225 SH       Sole             6225
United Technologies Corp       COM        913017109     9645   103233 SH       Sole           103233
Vanguard Mid-Cap VIPER         ETF        922908629      515     5542 SH       Sole             5542
Vanguard Small Cap Value Fund  ETF        922908611    13083   159255 SH       Sole           159255
Vanguard Total Stock Market Vi ETF        922908769     3820    47184 SH       Sole            47184
Visa Inc                       COM        92826C839      552     3250 SH       Sole             3250
Wal-Mart Stores                COM        931142103      928    12400 SH       Sole            12400
iShares MSCI EAFE Index Fund   ETF        464287465      219     3721 SH       Sole             3721
iShares MSCI Emerging Markets  ETF        464287234     8150   190545 SH       Sole           190545
iShares Russell 1000 Index Fun ETF        464287622      558     6400 SH       Sole             6400
iShares Russell Midcap Index F ETF        464287499      554     4350 SH       Sole             4350
iShares S&P Small-Cap 600 Inde ETF        464287804      811     9320 SH       Sole             9320